NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2021
Nature Of Business
NATURE OF BUSINESS

1. NATURE OF BUSINESS

37 Capital Inc. (“37 Capital” or the “Company”) was incorporated on August 24, 1984 in British Columbia, Canada. The principal business of the Company is the acquisition, exploration, and if warranted, the development of natural resource prospects.

The shares of the Company trade on the Canadian Securities Exchange (the “Exchange”) under the symbol “JJJ.X”, and trade on the OTC Pink tier of the OTC markets in the United States of America under the symbol “HHHEF”. The Company’s office is located at 303 – 570 Granville Street, Vancouver, British Columbia, Canada, V6C 3P1 and its registered office is located at 3200-650 West Georgia Street, Vancouver BC V6B 4P7.

Effective June 15, 2021, the Company consolidated its capital stock on the basis of 5 pre-consolidation common shares to 1 post-consolidation common share. The Cusip number of the Company’s common shares is 88429G201. All the figures as to the number of common shares, stock options, warrants, prices of issued shares, exercise prices of stock options and warrants, as well as loss per share, in the financial statements are post-consolidation amounts and the prior year comparatives have been retroactively restated to present the post-consolidation amounts.

In March 2020, the World Health Organization declared a global pandemic related to the coronavirus known as COVID-19. The expected impacts on global commerce are anticipated to be far reaching. To date there have been significant wide-spread adverse financial impact globally, and the movement of people and goods has become restricted. As the Company has no material operating income or cash flows, it is reliant on additional financing to fund ongoing operations. An extended disruption may affect the Company’s ability to obtain additional financing. As such, the Company may not be able to raise the required funds and may not be able to conduct exploration works on its mineral property interest in a timely manner. The impact on the economy and the Company is not yet determinable; however, the Company’s financial position, results of operations and cash flows in future periods may be materially affected. In particular, there may be heightened risk of asset impairment and liquidity thus creating further going concern uncertainty.